RELATED PARTY TRANSACTIONS AND BALANCES (Purchases from Related Parties) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Purchase of raw materials	$ 3,305,563	$ 4,088,329	$ 37,222,184
China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	0	379,275	4,778,993
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	0	40,296	21,449,705
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		0	4,811,590
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	2,533,814	3,668,758	6,181,715
CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	0	0	181
CEEG (Jiangsu) Electricity Design Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	540,454	0	0
Ceeg Holding Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	198,509	0	0
Ceeg Xinde Shanghai New Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	5,463	0	0
Ceeg Korea Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	$ 27,323	$ 0	$ 0